COMMITEMENTS	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
COMMITMENTS	COMMITMENTS

In millions	December 31, 2024	December 31, 2023
Guarantees	$36.5	$15.7
Other commitments	339.5	210.7
Guarantees are primarily due to rental guarantees for owned retail stores and contribution guarantees for employee pension and life insurance plans.
Other commitments are primarily due to long-term endorsement contracts with several professional and non-professional leagues, particularly in the United States, and contracts with brand ambassadors.
There are no guarantees or contingencies given for the management of the Company, for the shareholders, or for the associated companies.
Ongoing litigation
The Company has extensive international operations and is involved in a number of legal proceedings, including product liability suits. Litigation is assessed on an ongoing basis by evaluating the probability of any potential financial impact. In management's opinion, we have adequate legal defenses, insurance coverage, or accrued liabilities with respect to such proceedings. We do not expect that any settlement would have a material adverse effect on the consolidated statement of income and loss and other comprehensive income or loss or consolidated statement of financial position.